Investment Securities	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Investment Securities
Investment Securities

The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2017 and 2016:

As of December 31, 2017	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$1,000	$33	$—	$—	$1,033
Residential mortgage-backed securities	37,105	194	436	—	36,863
Collateralized mortgage obligations	93	2	—	—	95
Collateralized debt obligations	—	—	—	—	—
Total available for sale	$38,198	$229	$436	$—	$37,991

Held to maturity:
States and political subdivisions	$2,268	$200	$—	$—	$2,468

As of December 31, 2016	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$1,000	$11	$—	$—	$1,011
Residential mortgage-backed securities	43,530	218	508	—	43,240
Collateralized mortgage obligations	160	6	—	—	166
Collateralized debt obligations	746	—	—	309	437
Total available for sale	$45,436	$235	$508	$309	$44,854

Held to maturity:
States and political subdivisions	$2,224	$187	$—	$—	$2,411

The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2017, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	500	500
Due after ten years	500	533
Residential mortgage-backed securities and collateralized mortgage obligations	37,198	36,958
Total available for sale	$38,198	$37,991

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	2,268	2,468
Due after ten years	—	—
Total held to maturity	$2,268	$2,468

Expected maturities will differ from contractual maturities for mortgage related securities because the issuers of certain debt securities do have the right to call or prepay their obligations without any penalties.

During the year ending December 31, 2017, the Company sold one security, a Trust Preferred security, for a loss of $44,000. During the years ending December 31, 2016 and December 31, 2015, the Company did not sell any investment securities.

Securities with a carrying value of $32.5 million and $23.1 million, respectively, were pledged to secure public deposits at December 31, 2017 and 2016.

The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 there were 3 securities in a less than 12 months loss position and 8 in a greater than 12 months. At December 31, 2016 there were 7 securities in a less than 12 months loss position and 3 greater than 12 months.

As of December 31, 2017	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$2,729	$16	$15,117	$420	$17,846	$436
Total available for sale	$2,729	$16	$15,117	$420	$17,846	$436

As of December 31, 2016	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$17,519	$484	$1,077	$24	$18,596	$508
Total available for sale	$17,519	$484	$1,077	$24	$18,596	$508

Residential Mortgage-Backed Securities

The unrealized losses on the Company’s investment in mortgage-backed securities relates to eleven securities. The losses were caused by movement in interest rates. The securities were issued by FNMA, GNMA and FHLMC all government sponsored entities. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis, which may be maturity, it does not consider the investment in these securities to be OTTI at December 31, 2017.

Other than Temporarily Impaired Debt Securities

The Company assesses whether we intend to sell or whether it is more likely than not that we will be required to sell a security before recovery of its amortized cost basis less any current-period credit losses. For debt securities that are considered OTTI and that we do not intend to sell and will not be required to sell prior to recovery of our amortized cost basis, we separate the amount of the impairment into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings and is the difference between the security’s amortized cost basis and the present value of its expected future cash flows. The remaining difference between the security’s fair value and the present value of future expected cash flows is due to factors that are not credit related and is recognized in other comprehensive income.